REGULATORY CAPITAL REQUIREMENTS - Summary of Regulatory Capital Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Total risk-based capital to risk weighted assets, amount	$ 209,836		$ 183,526
Tier I capital to adjusted tangible assets, Actual, amount	199,250		170,712
Tangible capital to tangible assets, actual, amount	199,250		170,712
Tier I capital to risk-weighted assets, Actual, amount	199,250		170,712
Total risk-based capital to risk-weighted assets, Actual, ratio	25.10%	25.10%	18.20%
Tier I capital to adjusted tangible assets, Actual, ratio	17.70%		14.10%
Tangible capital to tangible assets, Actual, ratio	17.70%		14.10%
Tier I capital to risk-weighted assets, Actual, ratio	23.80%		17.00%
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, amount	66,968		80,565
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, amount	44,978		48,581
Tangible capital to tangible assets, minimum required for capital adequacy purposes, amount	16,867		18,218
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, amount
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio	8.00%		8.00%
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, ratio	4.00%		4.00%
Tangible capital to tangible assets, minimum required for capital adequacy purposes, ratio	1.50%		1.50%
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	83,710		100,707
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, amount	56,223		60,726
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, amount
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	$ 50,226		$ 60,424
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	10.00%		10.00%
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio	5.00%		5.00%
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	6.00%		6.00%